                          MORSE, ZELNICK, ROSE & LANDER
                         A LIMITED LIABILITY PARTNERSHIP
                                 405 PARK AVENUE
                          NEW YORK, NEW YORK 10022-4405
                                  212-838-1177
                               FAX - 212-838-9190

                                 April 20, 2006

                                                            WRITER'S DIRECT LINE
                                                            (212) 838-4175
Mark P. Shuman, Esq.
Branch Chief - Legal
Mail Stop 4561
Securities and Exchange Commission
Washington, D.C. 20549

               Re: Sona Mobile Holdings Corp.
                   Amendment No. 2 to the Registration Statement on Form SB-2
                   Filed April 7, 2006

                   Form 10-KSB for the fiscal year ended March 31, 2005
                   Form 10-QSB for the quarter ended June 30, 2005
                   Form 10-QSB for the quarter ended September 30, 2005
                   Form 10-QSB for the quarter ended December 31, 2005
                   File No. 0-12817

     On behalf of Sona Mobile Holdings Corp. (the "Issuer"), we are electronically filing Amendment No. 3 to the above-referenced Registration
Statement and are also sending you by overnight courier three copies of
Amendment No. 3 marked to show changes from the original Registration Statement.
This letter also responds to your letter of comments, dated April 18, 2006 as to the referenced documents filed with Commission by the Issuer. Our responses are keyed to your comments in the order in which they appear in your letter of comments. In order to facilitate your review we have incorporated your comments in bold into this response letter.

Form SB-2/A
-----------

General
-------

1.   PLEASE REFER TO PRIOR COMMENT 4 FROM OUR LETTER DATED FEBRUARY 24, 2006. WE
     NOTE FROM YOUR RESPONSE AND EXHIBIT 10.2 THAT CERTAIN PORTIONS OF THIS
     AGREEMENT WERE REDACTED BECAUSE THEY MAY BE DEEMED PROPRIETARY BUSINESS
     INFORMATION. PLEASE AMEND THE REGISTRATION STATEMENT TO INCLUDE THE ENTIRE

     AGREEMENT. OMISSION OF PORTIONS OF A REQUIRED EXHIBIT IS NOT APPROPRIATE
     UNLESS AN APPLICATION FOR AN ORDER GRANTING CONFIDENTIAL TREATMENT HAS BEEN
     MADE IN CONFORMITY WITH RULE 406. BE ADVISED THAT CONFIDENTIAL TREATMENT OF
     RELATED PARTY AGREEMENTS IS TYPICALLY NOT APPROPRIATE. ADDITIONALLY, THE
     MATERIAL ECONOMIC TERMS OF A RELATED PARTY AGREEMENT MUST BE DISCLOSED IN
     AN APPROPRIATE SECTION OF THE PROSPECTUS TO CONFORM TO ITEM 404 OF
     REGULATION S-B. SEE CF STAFF LEGAL BULLETIN NO. 1, AVAILABLE ON OUR WEBSITE
     AT WWW.SEC.GOV, FOR ADDITIONAL GUIDANCE. IN REVIEWING THE LEGAL BULLETIN,
     PLEASE NOTE SECTION II.B.2.

     In reply to this comment, we have disclosed the material terms of the
     Shuffle Master license agreement in the Related Party Transaction Section and we have filed a complete (unredacted) version of the Agreement as
     Exhibit 10.2

2.   PLEASE UPDATE THE PARAGRAPH CAPTIONED "AS A RESULT OF OUR INCLUSION OF
     CERTAIN SECURITIES IN A REGISTRATION STATEMENT...", TO CLARIFY THAT YOU
     SOUGHT TO RELY UPON THE EXEMPTION FROM REGISTRATION PROVIDED IN SECTION
     4(2), WHICH IS ONLY AVAILABLE FOR TRANSACTIONS BY ISSUERS THAT DO NOT
     INVOLVE A PUBLIC OFFERING. ALSO, EXPLAIN THE COMPANY WAS ENGAGING IN A
     PUBLIC OFFERING AT THE TIME OF THE UNREGISTERED SALE. ALTHOUGH WE NOTE THE
     STATEMENT THAT YOU "MAY HAVE TO OFFER SHUFFLE MASTER RECISSION RIGHTS",
     PLEASE EXPAND TO DESCRIBE BRIEFLY THE CLAIM THAT SHUFFLE MASTER MIGHT HAVE
     AND THE CIRCUMSTANCES IN WHICH IT MIGHT ELECT TO PURSUE THAT REMEDY. PLEASE
     MAKE CORRESPONDING REVISIONS TO YOUR SIMILAR DISCLOSURE ON PAGE 28.

     We have updated this risk factor in accordance with your request and have also included this information in our similar disclosure on page 28.

Exhibit 5.1

3.   PLEASE FILE AN UPDATED LEGAL OPINION WITH YOUR NEXT AMENDMENT. THE SHARES
     REFERENCED IN THE OPINION SHOULD CONFORM TO THE NUMBER OF SHARES BEING
     REGISTERED IN THIS OFFERING.

     A revised Exhibit 5.1 reflecting the number of shares to which this Form
     SB-2 applies has been filed with this Amendment.

     For your information, the other changes from amendment No. 2 were occasioned by the recent resignation, for personal reasons, of Mr. Nick
     Glinsman as a director of the issuer.

                                               Very truly yours,

                                               Morse, Zelnick, Rose & Lander LLP
                                               /s/ George Lander